MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND  Two World Trade Center

LETTER TO THE SHAREHOLDERS June 30, 1999                New York, New York 10048

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Morgan Stanley Dean Witter New York Tax-Free Income Fund for the period ended June 30, 1999.

After last year's global economic difficulties, the financial markets have experienced a period of global healing. The turmoil, which included the Asian financial crisis, the Russian debt default and the near collapse of a major hedge fund, has given way to improved financial conditions. A major catalyst for this return to stability was the liquidity provided by the Federal Reserve Board's 75-basis-point reduction in the fed funds rate during the fourth quarter of 1998.

The U.S. economy, led by consumer demand, continued to experience robust growth in the first half of 1999. Higher materials prices and wage increases caused the fixed-income markets to focus on the possibility that the Federal Reserve would begin to take back some of the liquidity provided during last year's financial crisis. Long-term interest rates reached 30-year lows in 1998 but have begun to rise. In June, the central bank raised the fed funds rate 25 basis points to
5.00 percent in its first tightening move since early 1997.

MUNICIPAL MARKET CONDITIONS

Municipal securities outperformed U.S. Treasuries in the first six months of 1999. This is in contrast to last year's flight to quality rally, that primarily benefited Treasuries. As global turmoil subsided, Treasury yields increased more than municipal yields. Since the beginning of the year, Treasury bond yields rose 85 basis points from 5.10 to 5.95 percent. Long-term insured municipal index yields rose only 45 basis points from 5.05 to 5.50 percent. The ratio of long-term municipal yields to Treasury yields, a widely followed indicator of relative performance, declined from 99 to 92 percent. A declining ratio means municipals have outperformed Treasuries.

Municipal performance was also aided by a decline in underwriting. New-issue volume declined 23 percent in the first half of 1999. Higher interest rates caused a 47 percent in refunding activity. Total New York volume was down 49 percent.

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

                         30-YEAR BOND YIELDS 1994-1999


                                          Insured                   U.S.                          Insured Municipal Yields as a
                                      Municipal Yields         Treasury Yields               Percentage of U.S. Treasury Yields
1994                                      5.40%                     6.34%                                   85.17%
                                          5.40                      6.24                                    86.54
                                          5.80                      6.66                                    87.09
                                          6.40                      7.09                                    90.27
                                          6.35                      7.32                                    86.75
                                          6.25                      7.43                                    84.12
                                          6.50                      7.61                                    85.41
                                          6.25                      7.39                                    84.57
                                          6.30                      7.45                                    84.56
                                          6.55                      7.81                                    83.87
                                          6.75                      7.96                                    84.80
                                          7.00                      8.00                                    87.50
                                          6.75                      7.88                                    85.66
1995                                      6.40                      7.70                                    83.12
                                          6.15                      7.44                                    82.66
                                          6.15                      7.43                                    82.77
                                          6.20                      7.34                                    84.47
                                          5.80                      6.66                                    87.09
                                          6.10                      6.62                                    92.15
                                          6.10                      6.86                                    88.92
                                          6.00                      6.66                                    90.09
                                          5.95                      6.48                                    91.82
                                          5.75                      6.33                                    90.84
                                          5.50                      6.14                                    89.58
                                          5.35                      5.94                                    90.07
1996                                      5.40                      6.03                                    89.55
                                          5.60                      6.46                                    86.69
                                          5.85                      6.66                                    87.84
                                          5.95                      6.89                                    86.36
                                          6.05                      6.99                                    86.55
                                          5.90                      6.89                                    85.63
                                          5.85                      6.97                                    83.93
                                          5.90                      7.11                                    82.98
                                          5.70                      6.93                                    82.25
                                          5.65                      6.64                                    85.09
                                          5.50                      6.35                                    86.61
                                          5.60                      6.63                                    84.46
1997                                      5.70                      6.79                                    83.95
                                          5.65                      6.80                                    83.09
                                          5.90                      7.10                                    83.10
                                          5.75                      6.94                                    82.85
                                          5.65                      6.91                                    81.77
                                          5.60                      6.78                                    82.60
                                          5.30                      6.30                                    84.13
                                          5.50                      6.61                                    83.21
                                          5.40                      6.40                                    84.38
                                          5.35                      6.15                                    86.99
                                          5.30                      6.05                                    87.60
                                          5.15                      5.92                                    86.99
1998                                      5.15                      5.80                                    88.79
                                          5.20                      5.92                                    87.84
                                          5.25                      5.93                                    88.53
                                          5.35                      5.95                                    89.92
                                          5.20                      5.80                                    89.66
                                          5.20                      5.65                                    92.04
                                          5.18                      5.71                                    90.72
                                          5.03                      5.27                                    95.45
                                          4.95                      5.00                                    99.00
                                          5.05                      5.16                                    97.87
                                          5.00                      5.06                                    98.81
                                          5.05                      5.10                                    99.02
1999                                      5.00                      5.09                                    98.23
                                          5.10                      5.58                                    91.40
                                          5.15                      5.63                                    91.47
                                          5.20                      5.66                                    91.87
                                          5.30                      5.83                                    90.91
                                          5.47                      5.96                                    91.78

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group

PERFORMANCE

For the six-month period ended June 30, 1999, the Fund's Class A, B, C and D shares produced total returns of -1.55 percent, -1.75 percent, -1.84 percent and -1.39 percent, respectively. Performance of the Fund's shares varies because of differing expenses. Over the same period, the Lehman Brothers Municipal Bond Index and the Lipper New York Municipal Debt Funds Index registered total returns of -0.89 percent and -1.75 percent, respectively.

PORTFOLIO STRUCTURE

Short-term investments and cash were increased to 5 percent of net assets in response to market volatility during the first half of 1999. Average duration, a measure of sensitivity to interest rate changes, was 8.1 years at the end of June. The Fund's average-weighted maturity was 17 years. The Fund's net assets of $150 million were diversified among 13 long-term sectors and 32 individual credits. The accompanying charts provide current information on the portfolio's credit quality, sector diversification and optional redemption (call) provisions.

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
LETTER TO THE SHAREHOLDERS June 30, 1999, continued

[LARGEST LONG-TERM SECTORS BAR GRAPH]

LARGEST LONG-TERM SECTORS AS OF JUNE 30, 1999
(% OF NET ASSETS)

GENERAL OBLIGATION                          14%
IDR/PCR*                                    14%
EDUCATION                                   13%
MORTGAGE                                    10%
ELECTRIC                                     8%
TRANSPORTATION                               7%
HOSPITAL                                     6%
WATER & SEWER                                6%
NURSING & HEALTH                             5%

*INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE

PORTOFLIO STRUCTURE IS SUBJECT TO CHANGE.

[CREDIT RATINGS PIE CHART]

CREDIT RATINGS as of June 30, 1999
(% OF TOTAL LONG-TERM PORTFOLIO)

AAA or Aaa               32%
Aa or AA                  8%
A or A                   45%
Baa or BBB               12%
N/R                       3%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


[CALL STRUCTURE BAR GRAPH]

CALL STRUCTURE as of June 30, 1999
(% of Total Long-Term Portfolio)

WEIGHTED AVERAGE
CALL PROTECTION: 7 YEARS

YEARS BONDS CALLABLE           PERCENT CALLABLE
1999                                  1%
2000                                 11%
2001                                  2%
2002                                  6%
2003                                  2%
2004                                 13%
2005                                  4%
2006                                 15%
2007                                  0%
2008                                 24%
2009                                  6%
2010+                                16%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

LOOKING AHEAD

The Federal Reserve Board raised interest rates in June, this confirmed its previously signaled intention of becoming less accommodative in the face of continued strong domestic economic growth. It is anticipated that the central bank may raise the fed funds rate further in an effort to take back the liquidity it provided in the fall of 1998. However, we believe municipal bonds continue to offer long-term investors good value, especially in relationship to Treasuries.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is the President and Chief Operating Officer of Asset Management for Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's investment manager. He also serves as Chairman, Chief Executive Officer and Director of the Fund's distributor and transfer agent.

We appreciate your ongoing support of Morgan Stanley Dean New York Tax-Free Income Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/S/ CHARLES A. FIUMEFREDDO                     /S/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                         MITCHELL M. MERIN
Chairman of the Board                          President

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
FUND PERFORMANCE June 30, 1999

                          AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------------------------------
               CLASS A SHARES*                                            CLASS B SHARES+
----------------------------------------------             ----------------------------------------------
PERIOD ENDED 6/30/99                                       PERIOD ENDED 6/30/99
-------------------------                                  -------------------------
1 Year                     1.89(1)     -2.44(2)            1 Year                     1.34(1)     -3.38(2)
Since Inception (7/28/97)  3.79(1)      1.47(2)            5 Years                    5.72(1)      5.40(2)
                                                           10 Years                   6.16(1)      6.16(2)

               CLASS C SHARES++                                           CLASS D SHARES#
----------------------------------------------             ----------------------------------------------
PERIOD ENDED 6/30/99                                       PERIOD ENDED 6/30/99
-------------------------                                  -------------------------
1 Year                     1.24(1)     0.30(2)             1 Year                     2.10(1)
Since Inception (7/28/97)  3.22(1)     3.22(2)             Since Inception (7/28/97)  4.11(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.
---------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 4.25%.
+    The maximum CDSC for Class B is 5.0%. The CDSC declines to
     0% after six years.
++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
#    Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited)

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            NEW YORK TAX- EXEMPT MUNICIPAL BONDS (91.0%)
            General Obligation (14.2%)
            Monroe County,
$  1,000     Public Improvement Refg 1996...............................  6.00 %   03/01/13    $ 1,086,700
   1,000     Public Improvement Refg 1996...............................  6.00     03/01/15      1,088,310
            New York City,
   2,300     Various Purpose 1973.......................................  3.50     05/01/01      2,278,817
   2,500     Various Purpose 1973.......................................  3.50     05/01/03      2,427,275
   1,565     1997 Ser D.................................................  6.00     08/01/06      1,567,942
            New York State,
   2,500     Ser 1996 A Refg............................................  6.00     07/15/08      2,689,425
   3,000     Ser 1995 B Refg............................................  5.70     08/15/13      3,104,940
   8,000    Puerto Rico, Public Improvement Refg Ser 1987 A.............  3.00     07/01/06      7,134,481
--------                                                                                       -----------
  21,865                                                                                        21,377,890
--------                                                                                       -----------

            Educational Facilities Revenue (12.8%)
            New York State Dormitory Authority,
     965     City University Ser 1992 A.................................  6.375    07/01/08      1,026,007
   3,000     City University Ser 1993 A.................................  5.75     07/01/09      3,101,400
   2,000     City University Ser 1998 A (AMBAC).........................  5.00     07/01/23      1,885,400
   2,000     Ithaca College Ser 1998 (AMBAC)............................  5.00     07/01/21      1,897,720
   1,000     New York University Ser 1998 A (MBIA)......................  5.75     07/01/15      1,061,490
   3,000     State University Ser 1989 B................................  0.00     05/15/05      2,269,080
   4,000     State University Ser 1993 C................................  5.375    05/15/13      3,993,920
   2,000     State University 1993 Ser A................................  5.25     05/15/15      1,989,220
   2,000     University of Rochester, Ser 1998 A (MBIA).................  5.00     07/01/23      1,885,400
--------                                                                                       -----------
  19,965                                                                                        19,109,637
--------                                                                                       -----------

            Electric Revenue (7.8%)
   4,000    Long Island Power Authority, Ser 1998 A (FSA)...............  5.125    12/01/22      3,823,880
   8,000    Puerto Rico Electric Power Authority, Power Ser O...........  5.00     07/01/12      7,828,000
--------                                                                                       -----------
  12,000                                                                                        11,651,880
--------                                                                                       -----------

            Hospital Revenue (6.3%)
   1,000    New York State Dormitory Authority, Long Island Jewish
             Medical Center
             Ser 1998 A (MBIA)..........................................  5.00     07/01/25        933,880
   8,545    New York State Medical Care Facilities Finance Agency,
             Hospital & Nursing Home - FHA Insured Mtge 1993 Ser B......  5.50     02/15/22      8,533,464
--------                                                                                       -----------
   9,545                                                                                         9,467,344
--------                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Industrial Development/Pollution Control Revenue (13.8%)
            New York City Industrial Development Agency,
$  4,000     Brooklyn Navy Yard Cogeneration Partners LP Ser 1997
               (AMT)....................................................  5.75 %   10/01/36    $ 4,001,240
     900     Japan Airlines Co 1991 (AMT) (FSA).........................  6.00     11/01/15        939,069
            New York State Energy Research & Development Authority,
   3,000     Brooklyn Union Gas Co 1993 Ser D-1 & 2 (AMT)...............  6.368    04/01/20      3,294,960
  11,000     Brooklyn Union Gas Co 1991 Ser A (AMT).....................  6.952    07/01/26     12,415,480
--------                                                                                       -----------
  18,900                                                                                        20,650,749
--------                                                                                       -----------

            Mortgage Revenue - Multi-Family (6.7%)
            New York City Housing Development Corporation,
   2,228     East Midtown Proj - FHA Ins Sec 223........................  6.50     11/15/18      2,340,262
   2,250     Ruppert Proj - FHA Ins Sec 223.............................  6.50     11/15/18      2,363,099
   4,935    New York State Housing Finance Agency, Mortgage 1996 Ser A
             Refg (FSA).................................................  6.10     11/01/15      5,282,128
--------                                                                                       -----------
   9,413                                                                                         9,985,489
--------                                                                                       -----------

            Mortgage Revenue - Single Family (3.2%)
   4,500    New York State Mortgage Agency, Homeowner Ser 27............  6.90     04/01/15      4,858,335
--------                                                                                       -----------

            Nursing & Health Related Facilities (4.9%)
   1,000    New York State Dormitory Authority, Mental Health Refg Ser
             1999 C (MBIA)..............................................  5.125    08/15/15        975,830
            New York State Medical Care Facilities Finance Authority,
   2,295     Long Term Health Care 1992 Ser D (FSA).....................  6.50     11/01/15      2,461,043
   4,000     Mental Health Ser F........................................  5.25     02/15/19      3,848,120
--------                                                                                       -----------
   7,295                                                                                         7,284,993
--------                                                                                       -----------

            Public Facilities Revenue (1.2%)
   2,000    New York State Urban Development Corporation, Correctional
--------     1998 Ser B (AMBAC).........................................  4.75     01/01/28      1,788,000
                                                                                               -----------

            Transportation Facilities Revenue (6.9%)
   3,000    New York State Thruway Authority, Local Highway & Bridge Ser
             1998 A (MBIA)..............................................  5.00     04/01/18      2,859,330
   2,000    Triborough Bridge & Tunnel Authority, Refg Ser 1998 A
             (MBIA).....................................................  4.75     01/01/24      1,799,440
            Puerto Rico Highway & Transportation Authority,
   3,000     Refg Ser X.................................................  5.50     07/01/15      3,067,440
   3,000     Ser 1998 A.................................................  4.75     07/01/38      2,648,880
--------                                                                                       -----------
  11,000                                                                                        10,375,090
--------                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Water & Sewer Revenue (5.9%)
$  3,000    New York City Municipal Water Finance Authority, 1998 Ser
             D..........................................................  4.75 %   06/15/25    $  2,660,610
   2,000    New York State Environmental Facilities Corporation, Clean
             Drinking Water
             Ser 1998 C.................................................  5.00     06/15/19       1,893,600
   4,000    Suffolk Country Industrial Development Agency, Southwest
             Sewer Ser 1994 (FGIC)......................................  6.00     02/01/08       4,287,800
--------                                                                                       ------------
   9,000                                                                                          8,842,010
--------                                                                                       ------------

            Other Revenue (4.9%)
   2,000    Municipal Assistance Corporation for the City of New York,
             Ser E......................................................  6.00     07/01/06       2,148,680
   5,000    New York Local Government Assistance Corporation, Refg Ser
             1993 C.....................................................  5.50     04/01/17       5,131,100
--------                                                                                       ------------
   7,000                                                                                          7,279,780
--------                                                                                       ------------

            Refunded (2.4%)
   3,000    New York State Dormitory Authority, Suffolk County Judicial
             Ser 1986 (ETM).............................................  7.375    07/01/16       3,598,800
--------                                                                                       ------------

 135,483    TOTAL NEW YORK TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $127,772,094)........    136,269,997
--------                                                                                       ------------

            SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS (7.3%)
   7,500    Nassau County Industrial Development Agency, 1999 Cold
             Spring Harbor Laboratory (Demand 07/01/99).................  3.35*    07/01/23       7,500,000
   3,400    Port Authority of New York & New Jersey, Ser 2 (Demand
             07/01/99)..................................................  3.60*    05/01/19       3,400,000
--------                                                                                       ------------

  10,900    TOTAL SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS (Identified Cost          10,900,000
             $10,900,000)...................................................................
--------                                                                                       ------------

$146,383    TOTAL INVESTMENTS (Identified Cost $138,672,094) (a)...................    98.3%    147,169,997
========

            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES...........................    1.7      2,558,581
                                                                                      -----    ------------

            NET ASSETS..............................................................  100.0%   $149,728,578
                                                                                      =====    ============

---------------------

 AMT   Alternative Minimum Tax.
 ETM   Escrowed to maturity.
  *    Current coupon of variable rate demand obligation.
 (a)   The aggregate cost for federal income tax purposes
       approximates identified cost. The aggregate gross unrealized appreciation is $9,476,213 and the aggregate gross
       unrealized depreciation is $978,310, resulting in net
       unrealized appreciation of $8,497,903.
                          Bond Insurance
-------------------------------------------------------------------
AMBAC  AMBAC Assurance Corporation.
FGIC   Financial Guaranty Insurance Company.
 FSA   Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1999 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $138,672,094).............................  $147,169,997
Cash........................................................       555,628
Receivable for:
    Interest................................................     2,194,169
    Shares of beneficial interest sold......................       134,536
Prepaid expenses and other assets...........................         9,254
                                                              ------------

    TOTAL ASSETS............................................   150,063,584
                                                              ------------

LIABILITIES:
Payable for:
    Plan of distribution fee................................       102,146
    Investment management fee...............................        75,094
    Dividends and distributions to shareholders.............        32,530
    Shares of beneficial interest repurchased...............        14,300
Accrued expenses............................................       110,936
                                                              ------------

    TOTAL LIABILITIES.......................................       335,006
                                                              ------------

    NET ASSETS..............................................  $149,728,578
                                                              ============

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $141,089,970
Net unrealized appreciation.................................     8,497,903
Accumulated undistributed net investment income.............        20,996
Accumulated undistributed net realized gain.................       119,709
                                                              ------------

    NET ASSETS..............................................  $149,728,578
                                                              ============

CLASS A SHARES:
Net Assets..................................................      $431,604
Shares Outstanding (unlimited authorized, $.01 par value)...        37,726

    NET ASSET VALUE PER SHARE...............................        $11.44
                                                              ============

    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 4.44% of net asset value)........        $11.95
                                                              ============

CLASS B SHARES:
Net Assets..................................................  $148,412,349
Shares Outstanding (unlimited authorized, $.01 par value)...    12,944,214

    NET ASSET VALUE PER SHARE...............................        $11.47
                                                              ============

CLASS C SHARES:
Net Assets..................................................      $796,769
Shares Outstanding (unlimited authorized, $.01 par value)...        69,628

    NET ASSET VALUE PER SHARE...............................        $11.44
                                                              ============

CLASS D SHARES:
Net Assets..................................................       $87,856
Shares Outstanding (unlimited authorized, $.01 par value)...         7,667

    NET ASSET VALUE PER SHARE...............................        $11.46
                                                              ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

STATEMENT OF OPERATIONS
For the six months ended June 30, 1999 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME.............................................  $ 4,219,167
                                                              -----------

EXPENSES
Plan of distribution fee (Class A shares)...................          325
Plan of distribution fee (Class B shares)...................      582,977
Plan of distribution fee (Class C shares)...................        2,953
Investment management fee...................................      431,069
Shareholder reports and notices.............................       36,158
Professional fees...........................................       35,091
Transfer agent fees and expenses............................       33,079
Trustees' fees and expenses.................................        9,223
Registration fees...........................................        5,469
Custodian fees..............................................        4,080
Other.......................................................        7,028
                                                              -----------
    TOTAL EXPENSES..........................................    1,147,452
Less: expense offset........................................       (4,070)
                                                              -----------

    NET EXPENSES............................................    1,143,382
                                                              -----------

    NET INVESTMENT INCOME...................................    3,075,785
                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain...........................................      119,711
Net change in unrealized appreciation.......................   (5,889,080)
                                                              -----------

    NET LOSS................................................   (5,769,369)
                                                              -----------

NET DECREASE................................................  $(2,693,584)
                                                              ===========

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                      FOR THE SIX
                                                      MONTHS ENDED     FOR THE YEAR
                                                        JUNE 30,           ENDED
                                                          1999       DECEMBER 31, 1998

--------------------------------------------------------------------------------------
                                                      (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income...............................  $ 3,075,785      $  6,578,491
Net realized gain...................................      119,711         5,147,298
Net change in unrealized appreciation...............   (5,889,080)       (3,210,250)
                                                      ------------     ------------

    NET INCREASE (DECREASE).........................   (2,693,584)        8,515,539
                                                      ------------     ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income
    Class A shares..................................       (9,407)          (14,967)
    Class B shares..................................   (3,028,097)       (6,537,411)
    Class C shares..................................      (15,322)          (23,538)
    Class D shares..................................       (1,963)           (2,575)

Net realized gain
    Class A shares..................................         (720)          (12,473)
    Class B shares..................................     (247,643)       (5,154,681)
    Class C shares..................................       (1,330)          (23,959)
    Class D shares..................................         (146)           (2,529)
                                                      ------------     ------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS...............   (3,304,628)      (11,772,133)
                                                      ------------     ------------

Net decrease from transactions in shares of
 beneficial interest................................   (8,173,161)       (2,946,362)
                                                      ------------     ------------

    NET DECREASE....................................  (14,171,373)       (6,202,956)

NET ASSETS:
Beginning of period.................................  163,899,951       170,102,907
                                                      ------------     ------------
    END OF PERIOD
    (Including undistributed net investment income
    of $20,996 and $0, respectively)................  $149,728,578     $163,899,951
                                                      ============     ============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter New York Tax-Free Income Fund (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal, New York State and New York City income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on January 17, 1985 and commenced operations on April 25, 1985. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.55% to the portion of daily net assets not exceeding $500 million and 0.525% to the portion of daily net assets exceeding $500 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued


space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued


expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $1,339,343 at June 30, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.75%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $80,005 and received $2,099 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 1999 aggregated $2,050,960 and $16,117,308, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,888. At June 30, 1999, the Fund had an accrued pension liability of $50,901 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX                    FOR THE YEAR
                                                                    MONTHS ENDED                        ENDED
                                                                    JUNE 30, 1999                 DECEMBER 31, 1998
                                                              -------------------------       -------------------------
                                                                     (unaudited)
                                                                SHARES        AMOUNT            SHARES        AMOUNT
                                                              ----------   ------------       ----------   ------------
CLASS A SHARES
Sold........................................................       4,216   $     49,936           24,896   $    303,943
Reinvestment of dividends and distributions.................         471          5,481            1,176         14,161
Redeemed....................................................          --             --             (794)        (9,600)
                                                              ----------   ------------       ----------   ------------
Net increase - Class A......................................       4,687         55,417           25,278        308,504
                                                              ----------   ------------       ----------   ------------
CLASS B SHARES
Sold........................................................     445,289      5,269,220        1,006,690     12,318,855
Reinvestment of dividends and distributions.................     159,456      1,874,172          615,659      7,414,619
Redeemed....................................................  (1,305,185)   (15,443,980)      (1,945,444)   (23,713,938)
                                                              ----------   ------------       ----------   ------------
Net decrease - Class B......................................    (700,440)    (8,300,588)        (323,095)    (3,980,464)
                                                              ----------   ------------       ----------   ------------
CLASS C SHARES
Sold........................................................       4,577         54,418           54,107        658,172
Reinvestment of dividends and distributions.................       1,174         13,761            3,588         43,105
Redeemed....................................................        (432)        (5,126)          (2,319)       (28,264)
                                                              ----------   ------------       ----------   ------------
Net increase - Class C......................................       5,319         63,053           55,376        673,013
                                                              ----------   ------------       ----------   ------------
CLASS D SHARES
Sold........................................................       1,001         11,888            3,958         48,389
Reinvestment of dividends and distributions.................         141          1,662              349          4,196
Redeemed....................................................        (388)        (4,593)              --             --
                                                              ----------   ------------       ----------   ------------
Net increase - Class D......................................         754          8,957            4,307         52,585
                                                              ----------   ------------       ----------   ------------
Net decrease in Fund........................................    (689,680)  $ (8,173,161)        (238,134)  $ (2,946,362)
                                                              ==========   ============       ==========   ============

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                            FOR THE SIX                         FOR THE YEAR ENDED DECEMBER 31,
                                           MONTHS ENDED       -------------------------------------------------------------------
                                           JUNE 30, 1999        1998         1997*             1996          1995          1994
---------------------------------------------------------------------------------------------------------------------------------
                                            (unaudited)
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period.....      $11.92           $12.16        $11.71          $11.96        $10.83        $12.50
                                               ------           ------        ------          ------        ------        ------

Income (loss) from investment operations:
 Net investment income...................        0.23             0.49          0.51            0.53          0.55          0.57
 Net realized and unrealized gain
   (loss)................................       (0.43)            0.15          0.45           (0.21)         1.20         (1.51)
                                               ------           ------        ------          ------        ------        ------

Total income (loss) from investment
 operations..............................       (0.20)            0.64          0.96            0.32          1.75         (0.94)
                                               ------           ------        ------          ------        ------        ------

Less dividends and distributions from:
 Net investment income...................       (0.23)           (0.49)        (0.51)          (0.53)        (0.54)        (0.57)
 Net realized gain.......................       (0.02)           (0.39)           --           (0.04)        (0.08)        (0.16)
                                               ------           ------        ------          ------        ------        ------

Total dividends and distributions........       (0.25)           (0.88)        (0.51)          (0.57)        (0.62)        (0.73)
                                               ------           ------        ------          ------        ------        ------

Net asset value, end of period...........      $11.47           $11.92        $12.16          $11.71        $11.96        $10.83
                                               ======           ======        ======          ======        ======        ======

TOTAL RETURN+............................       (1.75)%(2)        5.32%         8.43%           2.82%        16.59%        (7.74)%

RATIOS TO AVERAGE NET ASSETS:
Expenses.................................        1.47%(1)(3)(4)   1.44%(1)(4)   1.43%(1)        1.40%(1)      1.42%(1)      1.40%

Net investment income....................        3.92%(3)(4)      3.99%(4)      4.33%           4.54%         4.70%         4.96%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions...         $148            $163          $170             $192          $217          $207

Portfolio turnover rate..................           1%(2)           24%           10%             16%           17%           10%

---------------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Does not reflect the effect of expense offset of 0.01%
(2) Not annualized.
(3) Annualized.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

                                                                                                          FOR THE PERIOD
                                                                 FOR THE SIX          FOR THE YEAR        JULY 28, 1997*
                                                                 MONTHS ENDED            ENDED               THROUGH
                                                                JUNE 30, 1999      DECEMBER 31, 1998    DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------------------------------
                                                                 (unaudited)
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................         $11.90               $12.16               $12.02
                                                                     ------               ------               ------
Income (loss) from investment operations:
 Net investment income......................................           0.82                 0.55                 0.24
 Net realized and unrealized gain (loss)....................          (1.00)                0.13                 0.14
                                                                     ------               ------               ------
Total income (loss) from investment operations..............          (0.18)                0.68                 0.38
                                                                     ------               ------               ------
Less dividends and distribution from:
 Net investment income......................................          (0.26)               (0.55)               (0.24)
 Net realized gain..........................................          (0.02)               (0.39)                  --
                                                                     ------               ------               ------
Total dividends and distributions...........................          (0.28)               (0.94)               (0.24)
                                                                     ------               ------               ------
Net asset value, end of period..............................         $11.44               $11.90               $12.16
                                                                     ======               ======               ======
TOTAL RETURN+...............................................          (1.55)%(2)            5.68%                3.24%(2)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................           0.88%(1)(3)(4)       0.93%(4)             0.92%(3)
Net investment income.......................................           4.51%(1)(3)(4)       4.50%(4)             4.78%(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................           $432                 $393                  $94
Portfolio turnover rate.....................................              1%(2)               24%                  10%

CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................         $11.90               $12.14               $12.02
                                                                     ------               ------               ------
Income (loss) from investment operations:
 Net investment income......................................           0.53                 0.48                 0.22
 Net realized and unrealized gain (loss)....................          (0.74)                0.15                 0.12
                                                                     ------               ------               ------
Total income (loss) from investment operations..............          (0.21)                0.63                 0.34
                                                                     ------               ------               ------
Less dividends and distribution from:
 Net investment income......................................          (0.23)               (0.48)               (0.22)
 Net realized gain..........................................          (0.02)               (0.39)                  --
                                                                     ------               ------               ------
Total dividends and distributions...........................          (0.25)               (0.87)               (0.22)
                                                                     ------               ------               ------
Net asset value, end of period..............................         $11.44               $11.90               $12.14
                                                                     ======               ======               ======
TOTAL RETURN+...............................................          (1.84)%(2)            5.30%                2.83%(2)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................           1.47%(1)(3)(4)       1.44%(4)             1.40%(3)
Net investment income.......................................           3.92%(1)(3)(4)       3.99%(4)             4.12%(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................           $797                 $765                 $108
Portfolio turnover rate.....................................              1%(2)               24%                  10%

---------------------
 *  The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Does not reflect the effect of expense offset of 0.01%.
(2) Not annualized.
(3) Annualized.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

                                                                                                     FOR THE PERIOD
                                                               FOR THE SIX       FOR THE YEAR        JULY 28, 1997*
                                                              MONTHS ENDED          ENDED               THROUGH
                                                              JUNE 30, 1999   DECEMBER 31, 1998    DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------------------------
                                                               (unaudited)
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................      $11.91             $12.15               $12.02
                                                                  ------             ------               ------
Income (loss) from investment operations:
 Net investment income......................................        3.01               0.58                 0.26
 Net realized and unrealized gain (loss)....................       (3.17)              0.15                 0.13
                                                                  ------             ------               ------
Total income (loss) investment operations...................       (0.16)              0.73                 0.39
                                                                  ------             ------               ------
Less dividends and distribution from:
 Net investment income......................................       (0.27)             (0.58)               (0.26)
 Net realized gain..........................................       (0.02)             (0.39)                  --
                                                                  ------             ------               ------
Total dividends and distributions...........................       (0.29)             (0.97)               (0.26)
                                                                  ------             ------               ------
Net asset value, end of period..............................      $11.46             $11.91               $12.15
                                                                  ======             ======               ======
TOTAL RETURN+...............................................       (1.39)%(2)          6.12%                3.27%(2)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................        0.72%(1)(3)(4)     0.69%(1)(4)          0.66%(3)
Net investment income.......................................        4.67%(1)(3)(4)     4.74%(4)             5.04%(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................         $88                $82                  $32
Portfolio turnover rate.....................................           1%(2)             24%                  10%

---------------------
 *  The date shares were first issued.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Does not reflect the effect of expense offset of 0.01%.
(2) Not annualized.
(3) Annualized.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles E. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President
Barry Fink
Vice President, Secretary and General Counsel
James F. Willison
Vice President
Joseph R. Arcieri
Vice President
Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


MORGAN STANLEY
DEAN WITTER
NEW YORK
TAX-FREE
INCOME FUND

[PHOTO]

SEMIANNUAL REPORT
JUNE 30, 1999